Related Party Transactions (Main Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Cost related to game operation to Hetu	$ 184		$ 0		$ 0
Commission revenue recognized from Wangnuo Xingyun	56		0		0
Advertising revenue recognized from Showself	23		0		0
Hetu [Member]
Related Party Transaction [Line Items]
Cost related to game operation to Hetu	184	[1]	0	[1]	0	[1]
Xingyun [Member]
Related Party Transaction [Line Items]
Commission revenue recognized from Wangnuo Xingyun	56	[2]	0	[2]	0	[2]
Showself [Member]
Related Party Transaction [Line Items]
Advertising revenue recognized from Showself	$ 23	[3]

[1]	In October 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly.
[2]	In 2013, the Group purchased mobile hardware from Apple for Wangnuo Xingyun and retained commissions. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013.
[3]	In April 2013, the Group entered into a joint operation arrangement with Showself to publish and operate one of its mobile games. Under the joint operation arrangement, the Group uses net method to account for revenue from the game operation. The revenue-sharing fees to Showself were excluded from cost of services, and recorded as account payables to Showself. In the year of 2013, the Group also promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue of US$23.